SCHEDULE OF OF FAIR VALUE OF BROKER WARRANTS ASSUMPTIONS (Details) - $ / shares		3 Months Ended
	Aug. 03, 2022	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%
Expected share price volatility	141.63%
Risk free interest rate	3.14%
Broker warrants [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield		0.00%
Stock price		$ 0.0173
Expected share price volatility		77.52%
Risk free interest rate		4.28%
Period of License		2 years